Revenue from contracts with customers - Summary of the Disaggregation of the Group's Revenue from Contracts with Customers (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 68,211	€ 50,692
Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,587	8,257
Goods and services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	52,624	42,435
Charging sessions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	51,139	23,994
Service revenue from the sale of charging equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,485	18,442
Service revenue from installation services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,283	5,964
Service revenue from operation and maintenance of charging equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,256	1,822
Service revenue from consulting services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 3,048	€ 470